Maxim Series Fund, Inc.
                        8515 E. Orchard Road
                      Englewood, Colorado 80111

                             May 8, 1997

   VIA EDGAR TRANSMISSION

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Washington, D.C.  20549

        Re:  Maxim Series Fund, Inc.
             Certification Pursuant to Rule 497(j) under
               the Securities Act of 1933
             File Nos. 002-75503 and 811-03364

   Ladies and Gentlemen:

        In lieu of filing the form of prospectus and Statement of Additional Information for Maxim Series Fund, Inc. (the
    Fund ) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

        (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 51 to the Fund s registration statement on Form N-1A, the most recent amendment to the Fund s registration statement; and

        (2) the text of post-effective amendment no. 51 to the Fund s registration statement on Form N-1A, the most recent amendment to the Fund s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on May 1, 1997.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-3817.

   MAXIM SERIES FUND, INC.
   (Registrant)

   By:  /s/ Beverly A. Byrne
        Beverly A. Byrne
        Secretary
        Maxim Series Fund, Inc.